Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consisted of the following:

	December 31, 2024	December 31, 2023
Raw materials	$3,317,887	$24,695,737
Finished goods	16,666,207	15,296,147
Goods in transit	—	8,108
Total inventories, net	$19,984,094	$39,999,992